Distribution of Profits (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Distribution of Profits [Line Items]
Statutory reserves	¥ 23,216	¥ 23,064
Net assets	¥ 1,717,031
Subsidiaries and VIEs [Member]
Distribution of Profits [Line Items]
Ownership percentage	50.00%
PRC [Member] | Subsidiaries and VIEs [Member]
Distribution of Profits [Line Items]
Ownership percentage	10.00%